Income tax - Schedule of Taxation Recognized in the Consolidated Statements of Profit or Loss and Other Comprehensive Income or Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current tax
Direct taxes - current	$ 1,906	$ 1,149	$ 1,307
Direct taxes – prior year	(80)	(48)	(60)
Total current tax	1,826	1,101	1,247
Deferred tax
Current	137,476	7,284	(89,847)
Prior year	(30,872)	5,916	(10,719)
Total deferred tax	106,604	13,200	(100,565)
Total income tax charge / (benefit)	$ 108,429	$ 14,301	$ (99,318)